UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	KCM Macro Trends Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2010
Shares	Security			Market Value
	COMMON STOCK - 55.35%
	AEROSPACE/DEFENSE - 3.67%
14,000	Boeing Co.			$ 953,960
21,000	Esterline Technologies Corp. *			1,077,930
9,200	Lockheed Martin Corp.			691,380
13,000	TransDigm Group, Inc.			704,210
				3,427,480
	AGRICULTURE - 0.67%
23,000	Archer-Daniels-Midland Co.			629,280

	APPAREL - 0.68%
12,500	Deckers Outdoor Corp. *			636,125

	BANKS - 2.46%
15,000	Banco Macro - ADR			569,550
5,600	Goldman Sachs Group, Inc.			844,592
22,000	JP Morgan Chase & Co.			886,160
				2,300,302
	BIOTECHNOLOGY - 0.50%
8,500	Amgen, Inc. *			463,505

	CHEMICALS - 2.69%
23,436	Ashland, Inc.			1,191,720
14,100	Lubrizol Corp.			1,318,209
				2,509,929
	COAL - 0.97%
20,000	Peabody Energy Corp.			903,000

	COMMERCIAL SERVICES - 0.85%
13,800	Alliance Data Systems Corp. *			793,224

	COMPUTERS - 3.32%
5,500	Apple, Inc. *			1,414,875
14,600	Hewlett-Packard Co.			672,184
7,900	International Business Machines Corp.			1,014,360
				3,101,419
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.49%
25,000	Harbin Electric, Inc. *			459,250

	ELECTRONICS - 1.01%
65,000	Jabil Circuit, Inc.			943,150

	HEALTHCARE - PRODUCTS - 1.10%
46,000	American Medical Systems Holdings, Inc. *			1,028,560

	KCM Macro Trends Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares	Security			Market Value
	INSURANCE - 1.59%
16,500	Aflac, Inc.			$ 811,635
9,300	PartnerRe Ltd.			673,041
				1,484,676
	INTERNET - 1.50%
1,700	Google, Inc. - Cl. A *			824,245
14,400	Shanda Interactive Entertainment Ltd. - ADR *			574,704
				1,398,949
	LEISURE TIME - 1.17%
18,400	Polaris Industries, Inc.			1,098,480

	MACHINERY - CONSTRUCTION & MINING - 2.89%
15,000	Caterpillar, Inc.			1,046,250
27,900	Joy Global, Inc.			1,656,423
				2,702,673
	MACHINERY - DIVERSIFIED - 1.25%
17,500	Deere & Co.			1,166,900

	MISCELLANEOUS MANUFACTURING - 0.88%
19,000	AZZ, Inc.			827,070

	OIL & GAS - 2.27%
9,000	Chevron Corp.			685,890
15,000	Petroleo Brasileiro SA - ADR			546,000
34,400	Pioneer Southwest Energy Partners LP			892,680
				2,124,570
	PHARMACEUTICALS - 5.39%
15,000	Eli Lilly & Co.			534,000
16,400	Express Scripts, Inc. *			740,952
22,000	Herbalife Ltd.			1,092,080
12,400	Medco Health Solutions, Inc. *			595,200
38,000	Mylan, Inc. *			661,200
30,500	Pfizer, Inc.			457,500
19,500	Teva Pharmaceutical Industries Ltd. - ADR			952,575
				5,033,507
	REAL ESTATE - 0.78%
45,000	E-House China Holdings Ltd. - ADR			733,500

	RETAIL - 7.50%
26,700	Best Buy, Inc.			925,422
23,800	Cash America International, Inc.			797,300
19,000	Cracker Barrel Old Country Store, Inc.			930,620
29,400	Darden Restaurants, Inc.			1,231,566
32,400	Ezcorp, Inc. *			644,760
36,000	Ltd Brands, Inc.			923,040
38,400	RadioShack Corp.			827,136
28,000	World Fuel Services Corp.			729,400
				7,009,244
	KCM Macro Trends Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010
Shares	Security			Market Value
	SEMICONDUCTORS - 4.96%
29,000	Aixtron AG			$ 869,130
45,200	Intel Corp.			931,120
29,600	Netlogic Microsystems, Inc. *			874,976
92,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR			929,200
37,000	Xilinx, Inc.			1,033,040
				4,637,466
	SOFTWARE - 2.47%
20,000	BMC Software, Inc. *			711,600
31,500	Fidelity National Information Services, Inc.			903,105
29,500	Oracle Corp.			697,380
				2,312,085
	TELECOMMUNICATIONS - 1.61%
18,900	CenturyLink, Inc.			673,218
36,000	Cisco Systems, Inc. *			830,520
				1,503,738
	TRANSPORTATION - 2.68%
16,000	CSX Corp.			843,520
11,500	Norfolk Southern Corp.			647,105
53,000	Ship Finance International Ltd.			1,010,180
				2,500,805

	TOTAL COMMON STOCK			51,728,887
	( Cost - $41,997,813)

	EXCHANGE TRADED FUNDS - 6.02%
200,000	Direxion Daily Emerging Markets Bull 3X			5,628,000
	TOTAL EXCHANGE TRADED FUNDS
	( Cost - $5,593,680)

	SHORT-TERM INVESTMENTS - 25.47%
23,802,804	AIM STIT Liquid Assets Portfolio, 0.26%**			23,802,804
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $23,802,804)

	TOTAL INVESTMENTS - 86.84%
	( Cost - $71,394,297) (a)			$ 81,159,691
	OTHER ASSETS LESS LIABILITIES - 13.16%			12,293,739
	NET ASSETS - 100.00%			$ 93,453,430

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on July 31, 2010.
ADR - American Depositary Receipt.
	KCM Macro Trends Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2010

(a) Aggregate cost for financial reporting purposes is $71,394,297 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ 11,136,600
	Unrealized depreciation			(1,371,206)
	Net unrealized appreciation			$ 9,765,394

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 51,728,887	-	-	$ 51,728,887
Exchange-Traded Funds	$ 5,628,000	-	-	$ 5,628,000
Short-Term Investments	$ 23,802,804	-	-	$ 23,802,804
Total	$ 81,159,691	$ -	$ -	$ 81,159,691
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/20/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date   9/20/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/20/10